SEGMENT REPORTING - Summary of the Company's Segment Net Sales, Gross Profit and Segment Margin (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
SEGMENT REPORTING
Net Sales by Segment	[1]	$ 24,310	$ 65,623	$ 115,944
Net Sales by Segment (as a percent)		100.00%	100.00%	100.00%
Gross profit (loss) by Segment		$ 3,529	$ 24,157	$ 32,268
Gross profit (loss) by Segment (as a percent)		15.00%	37.00%	28.00%
Income (loss) before income taxes		$ (25,458)	$ (3,944)	$ 4,442
Operating segments
SEGMENT REPORTING
Total segment income (loss)		(5,348)	10,052	20,068
Operating segments | Equipment
SEGMENT REPORTING
Net Sales by Segment		$ 12,385	$ 43,722	$ 97,680
Net Sales by Segment (as a percent)		51.00%	67.00%	84.00%
Gross profit (loss) by Segment		$ 1,237	$ 14,156	$ 25,598
Gross profit (loss) by Segment (as a percent)		10.00%	32.00%	26.00%
Total segment income (loss)		$ (7,640)	$ 51	$ 13,398
Operating segments | Services
SEGMENT REPORTING
Net Sales by Segment		$ 11,925	$ 21,901	$ 18,264
Net Sales by Segment (as a percent)		49.00%	33.00%	16.00%
Gross profit (loss) by Segment		$ 2,292	$ 10,001	$ 6,670
Gross profit (loss) by Segment (as a percent)		19.00%	46.00%	37.00%
Total segment income (loss)		$ 2,292	$ 10,001	$ 6,670
General and Corporate
SEGMENT REPORTING
General and corporate		$ (20,110)	$ (13,996)	$ (15,626)

[1]	Revenue recognized in the years ended December 31, 2020, 2019 and 2018 that was included in deferred revenue (including current and non-current) and customer advances as of the beginning of each respective period was $1.2 million, $2.8 million and $4.0 million, respectively.